Supplemental Guarantor Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 26,297	$ 31,875	$ 86,939	$ 13,861
Accounts and notes receivable, net	72,009	80,321
Current portion of deferred tax asset, net	16,300	24,303
Other current assets	98,918	60,906
Total current assets	213,524	197,405
Property, Plant and Equipment, Net	375,488	335,795
Intangible assets, net	157,848	177,540
Goodwill	548,936	511,963	404,491
Deferred tax asset, net	11,950	10,487
Prepaid expenses, deferred costs, and other noncurrent assets	19,257	22,600
Total assets	1,327,003	1,255,790	1,056,203
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term debt		35
Current portion of other long-term liabilities	32,732	34,937
Accounts payable and accrued liabilities	244,908	215,950
Total current liabilities	277,640	250,922
Long-term debt	575,399	612,662
Asset retirement obligations	51,685	52,039
Deferred tax liability, net	21,829	15,916
Other long-term liabilities	30,657	37,716
Total liabilities	957,210	969,255
Stockholders' equity	369,793	286,535	247,114	148,804
Total liabilities and stockholders' equity	1,327,003	1,255,790
Eliminations
Assets
Property, Plant and Equipment, Net	(393)
Investments in and advances to subsidiaries	(912,805)	(835,985)
Intercompany receivable	(611,190)	(456,469)
Total assets	(1,524,388)	(1,292,454)
LIABILITIES AND STOCKHOLDERS' EQUITY
Intercompany payable	(611,190)	(508,880)
Total liabilities	(611,190)	(508,880)
Stockholders' equity	(913,198)	(783,574)
Total liabilities and stockholders' equity	(1,524,388)	(1,292,454)
Parent
Assets
Cash and cash equivalents	782		412	5
Current portion of deferred tax asset, net		16,522
Other current assets	1,878	5,299
Total current assets	2,660	21,821
Intangible assets, net	8,463	10,207
Goodwill		835
Investments in and advances to subsidiaries	628,652	538,890
Intercompany receivable	407,697	354,266
Prepaid expenses, deferred costs, and other noncurrent assets	200
Total assets	1,047,672	926,019
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	12,109	13,773
Total current liabilities	12,109	13,773
Long-term debt	555,564	612,662
Intercompany payable	110,006
Deferred tax liability, net		13,049
Other long-term liabilities	200
Total liabilities	677,879	639,484
Stockholders' equity	369,793	286,535
Total liabilities and stockholders' equity	1,047,672	926,019
Guarantors
Assets
Cash and cash equivalents	6,201	9,391	73,379	10,674
Accounts and notes receivable, net	41,809	43,588
Current portion of deferred tax asset, net	16,169	2,973
Other current assets	47,398	23,260
Total current assets	111,577	79,212
Property, Plant and Equipment, Net	231,969	201,864
Intangible assets, net	106,864	109,170
Goodwill	449,658	395,878
Investments in and advances to subsidiaries	284,153	297,095
Intercompany receivable	197,276	101,737
Prepaid expenses, deferred costs, and other noncurrent assets	6,863	4,860
Total assets	1,388,360	1,189,816
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of other long-term liabilities	30,552	33,154
Accounts payable and accrued liabilities	198,996	104,870
Total current liabilities	229,548	138,024
Intercompany payable	236,283	375,372
Asset retirement obligations	25,360	27,456
Deferred tax liability, net	19,884	185
Other long-term liabilities	28,751	37,716
Total liabilities	539,826	578,753
Stockholders' equity	848,534	611,063
Total liabilities and stockholders' equity	1,388,360	1,189,816
Non-Guarantors
Assets
Cash and cash equivalents	19,314	22,484	$ 13,148	$ 3,182
Accounts and notes receivable, net	30,200	36,733
Current portion of deferred tax asset, net	131	4,808
Other current assets	49,642	32,347
Total current assets	99,287	96,372
Property, Plant and Equipment, Net	143,912	133,931
Intangible assets, net	42,521	58,163
Goodwill	99,278	115,250
Intercompany receivable	6,217	466
Deferred tax asset, net	11,950	10,487
Prepaid expenses, deferred costs, and other noncurrent assets	12,194	17,740
Total assets	415,359	432,409
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term debt		35
Current portion of other long-term liabilities	2,180	1,783
Accounts payable and accrued liabilities	33,803	97,307
Total current liabilities	35,983	99,125
Long-term debt	19,835
Intercompany payable	264,901	133,508
Asset retirement obligations	26,325	24,583
Deferred tax liability, net	1,945	2,682
Other long-term liabilities	1,706
Total liabilities	350,695	259,898
Stockholders' equity	64,664	172,511
Total liabilities and stockholders' equity	$ 415,359	$ 432,409